Schedule of Net Investment Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Net investment income	$ 287,883	$ 310,695	$ 295,845
Limited partnership interests
Net Investment Income [Line Items]
Net investment income	17,000
EMA Limited Partnership Interest
Net Investment Income [Line Items]
Net investment income	$ 26,400